Note 25 - Group Information - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020
Kunhoo Software [member]
Statement Line Items [Line Items]
Group entities	100.00%
Kunhoo Software Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%
Kunhoo Software S.a.r.l [member]
Statement Line Items [Line Items]
Group entities	100.00%
Kunhoo Software AS [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Norway AS [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software Holdings [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software Ireland Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Sweden AB [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software International AS [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software Netherlands BV [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software India Private Limited [Member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software Poland [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Software Technology (Beijing) [member]
Statement Line Items [Line Items]
Group entities	100.00%
Opera Unite HK Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
Opera Unite Private Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
Opesa South Africa (Pty) Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%
O-Play Digital Services [member]
Statement Line Items [Line Items]
Group entities	100.00%
O-Play Kenya Limited [member]
Statement Line Items [Line Items]
Group entities	80.00%	[2]
Phoneserve Technologies [member]
Statement Line Items [Line Items]
Group entities	80.00%	[2]
O-Play Zambia Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%
PT Inpesa Digital Teknologi [member]
Statement Line Items [Line Items]
Group entities	100.00%	[3]
Opera Lifestyle [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
Opera Lifestyle Nigeria Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
OList Homes Ltd. [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
OU PocoSys [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
P2C International Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
Dify Financial Technologies Iberia S.L.A. [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
Opera Financial Technologies Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%	[1]
Blueboard Limited [member]
Statement Line Items [Line Items]
Group entities	100.00%
Beijing Yuega Software Tech. Srvc. Co. Ltd [member]
Statement Line Items [Line Items]
Group entities	100.00%	[3]

[1]	Entities were purchased or incorporated in 2020.
[2]	20% is held by a nominee shareholder.
[3]	Variable Interest Entity (VIE) contractually controlled by the Group.